Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Note 26: - Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31, 2023	December 31, 2022
	U.S. Dollars in thousands

Trade receivable	$-	$544
Trade payables	$96	$101
Other accounts payables	$45	$85

b.	Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2023	2021	2020
	U.S. Dollars in thousands

Remuneration of directors not employed by the Company or on its behalf	$548	$331	$487

Number of People to whom the Salary and remuneration Refer:

Directors not employed by the Company	11	9	9

Total Directors employed and not employed by the Company	11	9	9

c.	Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Salary and Related Expenses	$3,771	$3,590	$2,791
Share-based payment	728	547	255
Total	$4,499	$4,137	$3,046

d.	Transactions with related parties

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands
Revenues	$2,676	$5,298	$5,356
Cost of Goods Sold	$7	$19	$51
Selling and marketing expenses	$-	$-	$-
General and administrative expenses	$223	$214	$227

e.	Terms of Transactions with Related Parties

Sales to related parties are conducted at market prices. Outstanding trade receivables due from related parties the end of the year bears no interest and their settlement will be in cash. For the years ended December 31, 2023, 2022 and 2021, the Company recorded no allowance for doubtful accounts for trade receivable due from related parties.

1.

Tuteur SACIFIA (“Tuteur”), a company registered in Argentina, was formerly controlled by Mr. Ralf Hahn, the former Chairman of the Company's board of directors, and its currently under the control of the Hahn family. Mr. Ralf Hahn’s son, Mr. Jonathan Hahn, currently the President and a director of Tuteur, served as a director of the Company from March 2010 until November 2023.

In August 2011, the Company entered into a distribution agreement with Tuteur that amended and restated a distribution agreement the parties entered into in November 2001, as amended on August 19, 2014, January 25, 2017, and January 21, 2019, under which Tuteur acted as the exclusive distributor of GLASSIA and KAMRHO(D) in Argentina, Paraguay and Bolivia. The distribution agreement, as amended, expired on December 31, 2019, and pending the execution of a new distribution agreement, the parties continued to act in accordance with the expired distribution agreement.

In May 2020, the Company entered into a new distribution agreement with Tuteur, which supersedes the former agreement in its entirety, pursuant to which Tuteur serves as the exclusive distributor of GLASSIA and KAMRHO(D) in Argentina, Paraguay, Bolivia and Uruguay. Under the new distribution agreement, Tuteur is responsible, at its own expense, for obtaining marketing authorization and/or registration for each of the products in the foregoing territories that is not already approved and registered. If Tuteur fails to register any product in any territory within 12 months after receipt of our approval of all relevant documents, the Company shall be entitled to terminate the agreement with respect to such product or terminate the exclusivity granted to Tuteur with respect to such product. The agreement includes minimum annual purchase commitments by Tuteur, with respect to sales of any products in territories where registration has been completed, commencing as of the effective date of the agreement, and with respect to sale of any products in the other territories, commencing the first year following the registration of any such product in the applicable territory; and the parties agreed to negotiate in good faith the minimum quantities to be purchased by Tuteur in each following marketing year. If Tuteur fails to purchase and pay for the minimum quantity for any product in any marketing year, the Company is entitled to (i) terminate the agreement on a product-by-product basis and/or (ii) terminate the exclusivity and/or narrow the scope of the territories, if applicable, on a product-by-product basis. The price per product per territory payable by Tuteur pursuant to the agreement will be the higher of 50% of such product’s net price sold by Tuteur in the territory or a minimum supply price as defined in the agreement.

In addition, Tuteur has undertaken to issue a guarantee (from a U.S., Israeli or a western Europe bank) for every new order of product, in the value of each order, which must be provided prior to the shipment of the product and extended through the complete payment of the amount due on any such order or shipment; such guarantee may not be required to the extent we are able to obtain adequate credit insurance covering the value of each order through its complete payment. The Company retain ownership of all relevant intellectual property in the products. The agreement is in effect for a period of five years, and thereafter shall automatically renew for additional periods of one year each, unless either party notifies the other party of its desire to terminate the agreement by prior written notice of at least 12 months before the expiration of any of the additional periods. The Company is entitled to terminate the agreement with respect to all or certain territories in the event of a change of control of Tuteur, its failure to register the products and obtain all marketing approvals within the period set forth above, its failure to purchase and pay for the minimum quantities for two consecutive years (provided that Tuteur will be obligated, during the second marketing year, to purchase the minimum quantity for the preceding marketing year on a product-by-product basis) or if Tuteur discontinues selling the products, after completing registration and obtaining required approvals, for longer than 45 days or 90 days or more in the event such discontinuation is caused due to a force majeure event. The agreement includes a mutual indemnification undertaking, standard confidentiality obligations and obligations of Tuteur to comply with anti-corruption and privacy laws. The agreement includes a non-compete undertaking of Tuteur during the term of the agreement and for a period of 12 months thereunder (other than in the event the agreement is terminated for cause by Tuteur due to the Company's breach of the agreement).

On July 4, 2022, the Company and Tuteur entered into a supplemental letter agreement to the distribution agreement, pursuant to which Tuteur undertook to be responsible for an investigator-initiated targeted screening program for AATD in Uruguay in patients diagnosed with obtrusive pulmonary disease, with the purpose of identifying patients suitable for treatment with GLASSIA, to be conducted at Sociedad Uruguaya de Neumologia, Montevideo, Uruguay. The Company undertook to support the funding of the study up to $30,000, inclusive of all applicable taxes. Tuteur undertook to provide the Company all collected data, information, results and reports generated or derived as a result of the study, and to obtain in advance all necessary approvals for the study. According to the terms of the agreement, the Company shall not be responsible for or bear any liability arising from or in connection with the study.

In September 2022, following a decrease in the market price of KAMRHO(D) in Argentina mainly due to the impact of the COVID-19 pandemic and recent changes to treatment protocols that reduced overall consumption of the product, the Company's Board of Directors approved the reduction of the minimum supply price (as defined in the distribution agreement) of the product in Argentina and Paraguay for the 2022 supplies. In February 2023, the Company and Tuteur entered into an amendment to the distribution agreement, pursuant to which KAMRHO(D)’s price for the territories of Argentina and Paraguay payable by Tuteur pursuant to the agreement will be the higher of 60% of KAMRHO(D)’s net price sold by Tuteur in these territories or a minimum supply price (as defined in the amendment to the distribution agreement).

In March 2023, the Company's Board of Directors approved a one-time amendment to the payment terms under the distribution agreement with respect to two shipments of GLASSIA and KAMRHO(D) to be supplied to Tuteur by the end of the first quarter of 2023. In June 2023, due to continued political and economic changes and related mandates imposed by the Argentinian government, the Company's Board of Directors approved further amendments to the distribution agreement, pursuant to which Tuteur may issue a bank guarantee from an Argentinian bank against improved payment terms and supply price.

In January 2024, following additional mandates imposed by the Argentinian government, the Company and Tuteur entered into an amendment to the distribution agreement, pursuant to which, so long as Tuteur does not undergo a “Change of Control” or “Management Change” (as such terms are defined in the amendment), Tuteur will not be required to provide a bank guarantee for orders shipped from December 1, 2023 and onwards, if the total outstanding amount due from Tuteur to the Company does not exceed $1.5 million at any time; provided that such a bank guarantee will be required for any shipment of product that, if shipped, would result in the total outstanding amount due by Tuteur to us to exceed such amount.

2.

On July 29, 2015, the Company entered into a distribution agreement with Khairi S.A. (“Khairi”), a company held, inter alia, by Mr. Leon Recanati, which was at the time the Chairman of the Company’s Board of Directors, and Mr. Jonathan Hahn, who served as a director of the Company until November 2023, and his siblings, for the distribution of GLASSIA and KAMRHO(D) in Uruguay. The distribution agreement with Khairi was an arm’s length transaction. For the years ended on December 31, 2019, 2020 and 2021 there were no sales of product by the Company to Khairi. The agreement expired on December 31, 2020.

3.

FIMI, the leading private equity firm in Israel, beneficially owns approximately 38% of the Company’s outstanding ordinary shares and is a controlling shareholder of the Company, within the meaning of the Israeli Companies Law, 1999. Refer to Note 20 for further detail.

The following Israeli entities: G-1 Secure Solutions Ltd., E&M Computing Ltd., and Graffiti Office Supplies & Paper Marketing Ltd., which are controlled by or affiliated with the FIMI Funds, are currently engaged by the Company for the provision of certain services relating to its continuous operations in non-material amounts and at market prices.

f.	CEO employment terms

Year	Effective date	Company’s Board approval Month/Year	Monthly Gross salary		December 31, 2022
			NIS		USD
2020	July 1, 2019	March 2020	₪	88,000	$25,462
2021	July 1, 2021	October 2021	₪	92,400	$28,607
2022	July 1, 2022	November 2022	₪	96,000	$28,575
2023	July 1, 2023	December 2023	₪	100,000	$27,570

During 2023, the Company accounted for a bonus accrual to the CEO in the amount of $176 thousand.